SHARE-BASED COMPENSATION - Fair Value Assumptions - Restricted Shares (Details) - Aug. 01, 2019 - Restricted shares	¥ / shares	$ / shares
Fair value assumptions
Volatility (as a percent)	63.22%
Expected dividend yield (as a percent)	0.00%
Share price at grant date | (per share)	¥ 34.6	$ 5.02375
Maximum
Fair value assumptions
Risk-free rate of return (as a percent)	1.88%
Expected term	3 years
Minimum
Fair value assumptions
Risk-free rate of return (as a percent)	1.67%
Expected term	1 year